Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2017
Commitments and Contingencies
Contingent purchase price paid	$ 2,470
Write off of accumulated foreign currency impacts	33,819
Publons
Commitments and Contingencies
Additional payments to acquire business	9,500		$ 9,500
Contingent purchase price paid	2,470
Estimated fair value of contingent consideration	2,960	$ 5,900
Kopernio
Commitments and Contingencies
Additional payments to acquire business	3,500
TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	4,115
Accrued expenses and other current liabilities
Commitments and Contingencies
Estimated fair value of contingent consideration		2,250
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	1,600
Other non-current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	1,360	$ 3,650
Other non-current liabilities | TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	$ 4,115